Segment Information - Segment Reporting Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Segment Reporting Information [Line Items]
Dayrate revenue	$ 155.1	$ 87.7	$ 296.8	$ 151.0
Gain on disposal	0.2	0.7	0.3	0.7
Rig operating and maintenance expenses	(89.5)	(65.5)	(175.0)	(121.1)
Depreciation of non-current assets	(28.0)	(29.5)	(56.2)	(59.0)
Impairment of non-current assets		(124.4)		(124.4)
General and administrative expenses	(10.3)	(9.6)	(22.7)	(18.8)
Income / (loss) from equity method investments	3.9	(1.1)	6.3	0.0
Operating income including equity method investments	63.8	(124.1)	112.2	(135.3)
Total assets	2,996.1	2,990.5	2,996.1	2,990.5	$ 3,001.7
Related party
Segment Reporting Information [Line Items]
Related party revenue	32.4	17.6	62.7	36.3
Operating segments | Dayrate
Segment Reporting Information [Line Items]
Dayrate revenue	236.9	139.3	454.7	254.8
Gain on disposal	0.0	0.0	0.0	0.0
Rig operating and maintenance expenses	(169.7)	(115.9)	(329.7)	(222.2)
Depreciation of non-current assets	(27.6)	(29.1)	(55.4)	(58.2)
Impairment of non-current assets		(124.4)		(124.4)
General and administrative expenses	0.0	0.0	0.0	0.0
Income / (loss) from equity method investments	0.0	0.0	0.0	0.0
Operating income including equity method investments	39.6	(130.1)	69.6	(150.0)
Total assets	3,276.9	3,226.5	3,276.9	3,226.5
Operating segments | Dayrate | Related party
Segment Reporting Information [Line Items]
Related party revenue	0.0	0.0	0.0	0.0
Segment reconciling items
Segment Reporting Information [Line Items]
Dayrate revenue	(81.8)	(51.6)	(157.9)	(103.8)
Gain on disposal	0.2	0.7	0.3	0.7
Rig operating and maintenance expenses	80.2	50.4	154.7	101.1
Depreciation of non-current assets	(0.4)	(0.4)	(0.8)	(0.8)
Impairment of non-current assets		0.0		0.0
General and administrative expenses	(10.3)	(9.6)	(22.7)	(18.8)
Income / (loss) from equity method investments	3.9	(1.1)	6.3	0.0
Operating income including equity method investments	24.2	6.0	42.6	14.7
Total assets	(280.8)	(236.0)	(280.8)	(236.0)
Segment reconciling items | Related party
Segment Reporting Information [Line Items]
Related party revenue	$ 32.4	$ 17.6	$ 62.7	$ 36.3